Note 06 - Inventories (Table)	6 Months Ended
Jun. 30, 2011
Inventory Disclosure [Abstract]
Inventories [Table Text Block]

	June 30, 2011	December 31, 2010

Products
Oil products	5,379	3,799
Fuel alcohol	342	286

	5,721	4,085

Raw materials, crude oil mainly	8,387	5,690
Materials and supplies	2,084	2,044
Other	247	69

	16,439	11,888

Current inventories	16,394	11,834

Long-term inventories	45	54